GOODWILL AND INTANGIBLE ASSETS, NET - Vlipco acquisition (Details) - COP ($) $ in Millions				12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Nov. 29, 2021	Dec. 31, 2021	Nov. 10, 2021	Jul. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Additional goodwill recognized				$ 10,660
Purchase Price Allocation
Non-controlling interest at fair value		$ 1,047
Intangibles assets recognized at the acquisition date
Software		$ 13,196
VLIPCO S.A.S.
GOODWILL AND INTANGIBLE ASSETS, NET
Percentage of common stock acquired		47.37%			47.37%	48.91%
Number of shares held			91,838
Ownership interest held in joint venture	94.77%		47.40%	47.40%
Additional goodwill recognized		$ 10,660
Goodwill expected to be deductible for tax purposes		$ 0
Percentage of non-controlling interests in acquiree		5.23%
Purchase Price Allocation
Purchase price		$ 9,474
Fair value of previously held investment		9,479
Non-controlling interest at fair value		1,047
Total		20,000
ASSETS
Cash and cash equivalents		296
Accounts receivable		241
Taxes receivable		433
Premises and equipment, net		22
Other assets		32
Total Assets		1,024
LIABILITIES
Short-term borrowings		37
Accounts payable		45
Tax liabilities recognised as of acquisition date		78
Employee benefit plans		106
Total Liabilities		266
Net Assets at book value		758
Intangibles assets recognized at the acquisition date
Software		13,196
Deferred tax		(4,614)
Fair value of net assets acquired		9,340
Goodwill		10,660
Gain on remeasurement of equity interest to fair value		$ 5,197